Condensed Financial Information of the Parent Company - Schedule of Balance Sheets (Parentheticals) (Details) - Parent Company [Member]	12 Months Ended
	Dec. 31, 2024 ¥ / shares shares	Dec. 31, 2023 ¥ / shares shares	Dec. 31, 2024 $ / shares shares
Class A Ordinary Shares
Schedule of Balance Sheets [Line Items]
Ordinary share, par value (in Dollars per share and Yuan Renminbi per share) | (per share)
Ordinary shares, issued	38,922,726	38,113,879	38,922,726
Ordinary shares, outstanding	38,922,726	38,113,879	38,922,726
Ordinary shares, authorized	Unlimited	Unlimited
Class B Ordinary Shares
Schedule of Balance Sheets [Line Items]
Ordinary share, par value (in Dollars per share and Yuan Renminbi per share) | (per share)
Ordinary shares, issued	2,925,058	2,925,058	2,925,058
Ordinary shares, outstanding	2,925,058	2,925,058	2,925,058
Ordinary shares, authorized	Unlimited	Unlimited